Inventories (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
InventoriesLineItems [Line Items]
Inventories recognized as an expense	$ 40.0	$ 46.1
Concentrate [Member]
InventoriesLineItems [Line Items]
Inventory write-downs	0.4	1.0
Spare Parts and Supplies [Member]
InventoriesLineItems [Line Items]
Inventory write-downs	$ 0.3	$ 0.1